Long Term Debt (Details) - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2019	Sep. 30, 2017	Sep. 13, 2019
Long Term Debt [LIne Items]
Note rate				3.65%
Total Long-Term Debt	$ 1,096,000,000.0	$ 1,446,000,000.0
Unamortized discount	(2,900,000)	(4,300,000)
Unamortized debt expense	(8,100,000)	(10,800,000)
Less—current maturities	50,000,000.0	0
Total Long-Term Debt	$ 1,035,000,000.0	$ 1,430,900,000
Weighted average interest rate	4.77%	4.52%
Principal				$ 300,000,000
Maturities 2049 Notes | Issuances
Long Term Debt [LIne Items]
Principal		$ 300,000,000.0
Interest rate		3.65%
Effective cost		3.72%
Nominal maturity date		Sep. 15, 2049
Maturities 2019 Notes | Retirements
Long Term Debt [LIne Items]
Principal		$ 50,000,000.0
Interest rate		4.76%
Effective cost		4.76%
Nominal maturity date		Nov. 01, 2019
Maturities 2018 Notes | Retirements
Long Term Debt [LIne Items]
Principal	$ 50,000,000.0
Interest rate	7.46%
Effective cost	7.46%
Nominal maturity date	Dec. 05, 2018
Maturities 2046 Notes | Issuances
Long Term Debt [LIne Items]
Principal			$ 200,000,000.0
Interest rate			3.80%
Nominal maturity date			Sep. 15, 2046
Due in 2019
Long Term Debt [LIne Items]
Note rate		4.76%
Total Long-Term Debt	$ 50,000,000.0	$ 0
Due in 2023
Long Term Debt [LIne Items]
Note rate		6.65%
Total Long-Term Debt	20,000,000.0	$ 20,000,000.0
Due in 2025
Long Term Debt [LIne Items]
Note rate		5.44%
Total Long-Term Debt	40,500,000	$ 40,500,000
Due in 2026
Long Term Debt [LIne Items]
Total Long-Term Debt	53,000,000.0	53,000,000.0
Due in 2027
Long Term Debt [LIne Items]
Total Long-Term Debt	72,000,000.0	72,000,000.0
Due in 2028
Long Term Debt [LIne Items]
Total Long-Term Debt	52,000,000.0	$ 52,000,000.0
Due in 2030
Long Term Debt [LIne Items]
Note rate		7.50%
Total Long-Term Debt	8,500,000	$ 8,500,000
Due in 2036
Long Term Debt [LIne Items]
Total Long-Term Debt	50,000,000.0	$ 50,000,000.0
Due in 2040
Long Term Debt [LIne Items]
Note rate		5.21%
Total Long-Term Debt	75,000,000.0	$ 75,000,000.0
Due in 2043
Long Term Debt [LIne Items]
Note rate		5.00%
Total Long-Term Debt	75,000,000.0	$ 75,000,000.0
Due in 2044
Long Term Debt [LIne Items]
Total Long-Term Debt	150,000,000.0	$ 150,000,000.0
Due in 2046
Long Term Debt [LIne Items]
Note rate		3.80%
Total Long-Term Debt	450,000,000.0	$ 450,000,000.0
Due in 2049
Long Term Debt [LIne Items]
Note rate		3.65%
Total Long-Term Debt	0	$ 300,000,000.0
Commercial Paper
Long Term Debt [LIne Items]
Total Long-Term Debt	0	$ 100,000,000.0
Maximum | Due in 2026
Long Term Debt [LIne Items]
Note rate		6.82%
Maximum | Due in 2027
Long Term Debt [LIne Items]
Note rate		6.57%
Maximum | Due in 2028
Long Term Debt [LIne Items]
Note rate		6.85%
Maximum | Due in 2036
Long Term Debt [LIne Items]
Note rate		5.78%
Maximum | Due in 2044
Long Term Debt [LIne Items]
Note rate		4.24%
Minimum | Due in 2026
Long Term Debt [LIne Items]
Note rate		6.62%
Minimum | Due in 2027
Long Term Debt [LIne Items]
Note rate		6.40%
Minimum | Due in 2028
Long Term Debt [LIne Items]
Note rate		6.57%
Minimum | Due in 2036
Long Term Debt [LIne Items]
Note rate		5.70%
Minimum | Due in 2044
Long Term Debt [LIne Items]
Note rate		4.22%
Mortgage
Long Term Debt [LIne Items]
Mortgage debt outstanding	$ 0	$ 0
Medium-term Notes
Long Term Debt [LIne Items]
Additional borrowing capacity		$ 425,000,000.0